Income Tax - Summary of Timing of Tax Losses Carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	€ 7,978	€ 3,800
2022
Timing of unrecognized tax losses carryforward
Unrecognized tax losses		16
2023
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	336	320
2024
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	369	351
2025
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	331	315
2026
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	334	318
2027
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	3,860	274
2028
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	404
2029
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	129
Unlimited
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	€ 2,215	€ 2,206